                                    [PHOTO]

[PHOTO]                            Smith Barney
                                   Appreciation
                                   Fund Inc.

                                   --------------------
                                    SEMI-ANNUAL REPORT
                                   --------------------

                                   June 30, 1997




                            [LOGO] Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.(sm)

Smith Barney
Appreciation Fund Inc.
================================================================================

The Smith Barney Appreciation Fund ("Fund") is for investors who want long-term appreciation of capital through investments primarily in equity securities. It invests primarily in blue chip companies dominant in their industries that offer possible appreciation opportunities. The Fund may hold issues traded over-the-counter as well as those listed on one or more national exchanges and may make investments in foreign securities, though management intends to limit such investments to 10% of the Fund's assets. The Fund may also hold securities of companies with prospects of sustained earnings growth and/or companies with a cyclical earnings record if deemed attractive.

Smith Barney Appreciation Fund's
Average Annual Total Returns Ended
June 30, 1997

                                         Without Sales Charge*
                            ----------------------------------------------------
                            Class A             Class B           Class C
================================================================================
Six Months+                  16.73%              16.24%            16.24%
--------------------------------------------------------------------------------
One-Year                     28.81               27.71             27.77
--------------------------------------------------------------------------------
Five-Year                    15.94                 N/A               N/A
--------------------------------------------------------------------------------
Ten-Year                     12.66                 N/A               N/A
--------------------------------------------------------------------------------
Since Inception++            12.48               15.14             14.44
================================================================================

                                          With Sales Charge**
                            ----------------------------------------------------
                            Class A             Class B           Class C
================================================================================
Six Months+                  10.86%              11.24%            15.24%
--------------------------------------------------------------------------------
One-Year                     22.34               22.71             26.77
--------------------------------------------------------------------------------
Five-Year                    14.75                 N/A               N/A
--------------------------------------------------------------------------------
Ten-Year                     12.08                 N/A               N/A
--------------------------------------------------------------------------------
Since Inception++            12.27               15.02             14.44
================================================================================

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.

** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and C shares are March 10, 1970, November 6, 1992 and February 4, 1993, respectively.

================================================================================
OUR INVESTMENT PHILOSOPHY
===============================================================================

At Smith Barney Mutual Funds, your investment needs come first. Our goal is to deliver consistent and competitive returns over time using a wide range of investment strategies.



================================================================================
NASDAQ SYMBOL
================================================================================

             Class A                          SHAPX
             Class B                          SAPBX
             Class C                          SAPCX



================================================================================
WHAT'S INSIDE
================================================================================

Shareholder Letter .......................................................    1

Historical Performance ...................................................    3

Schedule of Investments ..................................................    8

Statement of Assets and Liabilities ......................................   12

Statement of Operations ..................................................   13

Statements of Changes in Net Assets ......................................   14

Notes to Financial Statements ............................................   15

Financial Highlights .....................................................   18

================================================================================
Shareholder Letter
================================================================================

[PHOTO]                                [PHOTO]






HEATH B.                               HARRY D.
MCLENDON                               COHEN

Chairman                               Vice President and
                                       Investment Officer




Fellow Shareholder:

It is a pleasure to provide you with the semi-annual report for the Smith Barney Appreciation Fund Inc. ("Fund") for the six months ended June 30, 1997. For your convenience, we have summarized the Fund's investment strategy and discussed some of the Fund's holdings in greater detail.


Performance Update

For the six-months ended June 30, 1997, the Fund posted a total return of 16.73%, due to an outstanding first quarter relative to the S&P 500 and a strong absolute return in the second quarter. However, the Fund's return trailed the S&P 500, which gained 20.60% during the period. While our caution, expressed in the form of cash reserves and the sale of certain seemingly "overvalued" stocks, restrained returns in the short run, we continue to view these actions as appropriate in the current market environment.

The extraordinary returns of the stock market during the last six months, coming on the heels of two years of dramatic increases, have exceeded the expectations of virtually all veteran market observers. While accompanied by rising corporate profits and low inflation, a great deal of good news has become built into stock prices. In an economy characterized by some as a "perfect world" or "sweet spot," we are trying to live up to our long-standing philosophy of providing a combination of upside potential coupled with some downside protection. To us, that means going somewhat against the prevailing overwhelming bullish sentiment and behaving more cautiously.


Investment Strategy

The core of the Fund's portfolio consists of high-quality growth stocks of companies we believe should provide stable, predictable earnings and dividends over the long term. However, due to a paucity of sectors or groups of stocks that offer a combination of attractive valuations together with solid fundamentals, we have employed a more diversified portfolio strategy. This mix includes cyclical stocks such as the basic material companies (e.g. papers, chemicals, aluminum) and automobile manufacturers, as well as companies that are restructuring and have managements dedicated to enhancing shareholder values.

Since our last letter, the Fund's top-ten holdings have changed slightly. Allstate, a leading provider of auto and home insurance, is now the Fund's top holding. This company has reduced its exposure to "single event" catastrophes, boosted its growth prospects in the auto and property businesses, and returned excess capital to shareholders through share repurchases. Xerox, a long-time top-ten holding, has provided exceptional returns over the last six months as new digital products and an intensified focus on cost control have restored the investor perception of this firm as a growth company. Traditionally, the Fund has held a sizable position in pharmaceuticals, and Merck, Johnson & Johnson and American Home Products remain important contributors. Another industry about which we have been bullish for some time is energy, where greater than expected global demand for oil and gas, as well as continued restructurings, have increased returns. Mobil and Amoco also remain top-ten holdings. Finally, General Electric, Minnesota Mining and Manufacturing and Chase Manhattan Bank have all been solid performers during the last six months.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                            1

The only major change during the period was a significant reduction in our position in Eastman Kodak, a company whose restructuring we have championed during the last few years. Our current less aggressive investment posture with respect to Eastman Kodak results from a more competitive film pricing environment, a slowly developing product transition and some high level insider stock sales. While we continue to hold a sizable position, we feel that Kodak's return to strong revenue growth could take longer than anticipated.

Market Outlook

The stock market's momentum continues to be strong. The economy is terrific, and corporate profits continue to meet and, in many cases, exceed expectations. Inflation is almost nonexistent, due to worker insecurities about their jobs, global competition and productivity gains from technology investments. This is why stocks have been going up for the last several years. But valuations matter and, based on traditional measures, valuations are very high and leave little room for error. However, it is impossible for anyone to forecast when valuations will peak. Money continues to pour into stocks, and the bull market will continue to run until buyers are satiated or until something dramatic changes the underlying fundamentals. There is no sign of that yet, but caution flags are waving.

Thank you for investing in the Smith Barney Appreciation Fund Inc. We look forward to continuing to help you achieve your financial goals.

Sincerely,



/s/ Heath B. McLendon                   /s/ Harry D. Cohen

Heath B. McLendon                       Harry D. Cohen
Chairman                                Vice President and
                                        Investment Officer

July 29, 1997

================================================================================
Top Ten Holdings*                                           As of June 30, 1997
================================================================================
  1. Allstate Corp.                                                     3.5%
--------------------------------------------------------------------------------

  2. Xerox Corp.                                                        2.5
--------------------------------------------------------------------------------

  3. Merck & Co., Inc.                                                  2.3
--------------------------------------------------------------------------------

  4. Johnson & Johnson                                                  2.2
--------------------------------------------------------------------------------

  5. Mobil Corp.                                                        2.2
--------------------------------------------------------------------------------

  6. General Electric Co.                                               2.1
--------------------------------------------------------------------------------

  7. Minnesota Mining &Manufacturing Inc.                               1.8
--------------------------------------------------------------------------------

  8. Amoco Corp.                                                        1.7
--------------------------------------------------------------------------------

  9. Chase Manhattan Bank Corp.                                         1.7
--------------------------------------------------------------------------------

 10. American Home Products Inc.                                        1.6
--------------------------------------------------------------------------------


* As a percentage of total investments.

--------------------------------------------------------------------------------
2                                        1997 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class A Shares
================================================================================
                       Net Asset Value
                    ---------------------
                    Beginning      End       Income    Capital Gain     Total
Period Ended        of Period   of Period   Dividends  Distributions  Returns(1)
================================================================================
6/30/97               $12.85      $15.00      $0.00        $0.00       16.73%+
--------------------------------------------------------------------------------
12/31/96               11.90       12.85       0.19         1.14       19.25
--------------------------------------------------------------------------------
12/31/95               10.15       11.90       0.20         1.00       29.26
--------------------------------------------------------------------------------
12/31/94               11.01       10.15       0.18         0.60       (0.77)
--------------------------------------------------------------------------------
12/31/93               10.66       11.01       0.16         0.36        8.13
--------------------------------------------------------------------------------
12/31/92               10.26       10.66       0.15         0.09        6.29
--------------------------------------------------------------------------------
12/31/91                8.30       10.26       0.20         0.07       26.94
--------------------------------------------------------------------------------
12/31/90                8.66        8.30       0.25         0.08       (0.27)
--------------------------------------------------------------------------------
12/31/89                7.04        8.66       0.24         0.22       29.55
--------------------------------------------------------------------------------
12/31/88                6.49        7.04       0.19         0.13       13.45
--------------------------------------------------------------------------------
12/31/87                6.54        6.49       0.26         0.25        6.95
================================================================================
 Total                                        $2.02        $3.94
================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================
                       Net Asset Value
                    ---------------------
                    Beginning      End       Income    Capital Gain     Total
Period Ended        of Period   of Period   Dividends  Distributions  Returns(1)
================================================================================
6/30/97               $12.81      $14.89      $0.00        $0.00       16.24%+
--------------------------------------------------------------------------------
12/31/96               11.88       12.81       0.09         1.14       18.29
--------------------------------------------------------------------------------
12/31/95               10.14       11.88       0.11         1.00       28.29
--------------------------------------------------------------------------------
12/31/94               11.00       10.14       0.10         0.60       (1.53)
--------------------------------------------------------------------------------
12/31/93               10.65       11.00       0.08         0.36        7.38
--------------------------------------------------------------------------------
Inception*--12/31/92   10.55       10.65       0.16         0.09        3.28+
================================================================================
 Total                                        $0.54        $3.19
================================================================================

================================================================================
Historical Performance -- Class C Shares
================================================================================
                       Net Asset Value
                    ---------------------
                    Beginning      End       Income    Capital Gain     Total
Period Ended        of Period   of Period   Dividends  Distributions  Returns(1)
================================================================================
6/30/97               $12.81      $14.89      $0.00        $0.00       16.24%+
--------------------------------------------------------------------------------
12/31/96               11.88       12.81       0.10         1.14       18.34
--------------------------------------------------------------------------------
12/31/95               10.14       11.88       0.11         1.00       28.29
--------------------------------------------------------------------------------
12/31/94               11.00       10.14       0.11         0.60       (1.41)
--------------------------------------------------------------------------------
Inception*-- 12/31/93  10.99       11.00       0.08         0.36        4.09+
================================================================================
 Total                                        $0.40        $3.10
================================================================================


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                            3

================================================================================
Historical Performance -- Class Y Shares
================================================================================
                       Net Asset Value
                    ---------------------
                    Beginning      End       Income    Capital Gain     Total
Period Ended        of Period   of Period   Dividends  Distributions  Returns(1)
================================================================================
6/30/97               $12.86      $15.04      $0.00        $0.00       16.95%+
--------------------------------------------------------------------------------
Inception*--12/31/96   12.10       12.86       0.22         1.14       17.65+
================================================================================
 Total                                        $0.22        $1.14
================================================================================

================================================================================
Historical Performance -- Class Z Shares
================================================================================
                       Net Asset Value
                    ---------------------
                    Beginning      End       Income    Capital Gain     Total
Period Ended        of Period   of Period   Dividends  Distributions  Returns(1)
================================================================================
6/30/97               $12.87      $15.05      $0.00      $0.00         16.94%+
--------------------------------------------------------------------------------
12/31/96               11.91       12.87       0.23       1.14         19.66
--------------------------------------------------------------------------------
12/31/95               10.16       11.91       0.23       1.00         29.52
--------------------------------------------------------------------------------
12/31/94               11.02       10.16       0.22       0.60         (0.41)
--------------------------------------------------------------------------------
12/31/93               10.66       11.02       0.18       0.36          8.47
--------------------------------------------------------------------------------
Inception*--12/31/92   10.55       10.66       0.16       0.09          3.38+
================================================================================
 Total                                        $1.02      $3.19
================================================================================


IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.

================================================================================
Average Annual Total Return
================================================================================
                                             Without Sales Charge(1)
                                 -----------------------------------------------
                                 Class A   Class B   Class C   Class Y   Class Z
================================================================================
Six Months Ended 6/30/97+         16.73%    16.24%    16.24%    16.95%    16.94%
--------------------------------------------------------------------------------
Year Ended 6/30/97                28.81     27.71     27.77     29.26     29.29
--------------------------------------------------------------------------------
Five Years Ended 6/30/97          15.94       N/A       N/A       N/A       N/A
--------------------------------------------------------------------------------
Ten Years Ended 6/30/97           12.66       N/A       N/A       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 6/30/97        12.48     15.14     14.44     25.27     16.38
================================================================================
                                               With Sales Charge(2)
                                 -----------------------------------------------
                                 Class A   Class B   Class C   Class Y   Class Z
================================================================================
Six Months Ended 6/30/97+         10.86%    11.24%    15.24%    16.95%    16.94%
--------------------------------------------------------------------------------
Year Ended 6/30/97                22.34     22.71     26.77     29.26     29.29
--------------------------------------------------------------------------------
Five Years Ended 6/30/97          14.75       N/A       N/A       N/A       N/A
--------------------------------------------------------------------------------
Ten Years Ended 6/30/97           12.08       N/A       N/A       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 6/30/97        12.27     15.02     14.44     25.27     16.38
================================================================================


--------------------------------------------------------------------------------
4                                        1997 Semi-Annual Report to Shareholders

================================================================================
Cumulative Total Return
================================================================================
                                                        Without Sales Charge(1)
================================================================================
Class A (6/30/87 through 6/30/97)                                 229.37%
--------------------------------------------------------------------------------
Class A (Inception* through 6/30/97)                            2,388.83
--------------------------------------------------------------------------------
Class B (Inception* through 6/30/97)                               92.63
--------------------------------------------------------------------------------
Class C (Inception* through 6/30/97)                               81.10
--------------------------------------------------------------------------------
Class Y (Inception* through 6/30/97)                               37.59
--------------------------------------------------------------------------------
Class Z (Inception* through 6/30/97)                              102.41
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* The inception dates for Class A, B, C, Y and Z shares are March 10, 1970, November 6, 1992, February 4, 1993, January 30, 1996 and November 6, 1992, respectively.

--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                            5

Smith Barney
Appreciation Fund Inc.


Growth of $10,000 invested in Class A Shares of the Smith Barney Appreciation Fund Inc.
vs. the Standard & Poor's 500 Stock Index*

March 10, 1970 - June 30, 1997

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]



                                                                        [PHOTO]
                                                         January 1979:
                                               Hersh Cohen becomes the
                                              Portfolio Manager of the
                                                          Smith Barney
                                                Appreciation Fund Inc.

                               Smith Barney
                               Appreciation Fund Inc.             S&P 500 Index
--------------------------------------------------------------------------------
3/10/70                               $ 9,503                       $10,000

1970                                   10,995                        10,629
War in Cambodia escalates

1971                                   12,840                        12,148
Freeze on wages and prices
NASDAQ introduced

1972                                   12,722                        14,457
Watergate break-in
Nixon visits China

1973                                    9,164                        12,333
OPEC oil embargo

1974                                    6,902                         9,069
Nixon resigns as President

1975                                    8,196                        12,445
U.S. involvement in Vietnam ends

1976                                    9,875                        15,423
Bicentennial celebration

1977                                    9,519                        14,320
U.S. energy crisis

1978                                   11,577                        15,261
Genocide in Cambodia
Camp David accords

1979                                   16,786                        18,098
Three Mile Island disaster
Iran hostage crisis begins

1980                                   22,781                        23,980
Reagan elected President in landslide

1981                                   23,207                        22,800
Assassination attempts on Reagan
and Pope.  First space shuttle launch

1982                                   28,710                        27,712
Worst U.S. recession in 40 years


* Hypothetical illustration of $10,000 invested in Class A shares on March 10, 1970, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through June 30, 1997. The Standard & Poor's 500 Stock Index ("S&P 500 Index") is an index composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales


--------------------------------------------------------------------------------
6                                        1997 Semi-Annual Report to Shareholders

For more than twenty-five years and through all market cycles, the Smith Barney Appreciation Fund has delivered consistent long-term growth.

               --------------------------------------------------
                         Average Annual Total Return of
                     the Smith Barney Appreciation Fund vs.
                  the S&P 500 Index Since Cohen Became Manager
                            (Since January 31, 1979)

               SB Appreciation Fund
                 (Class A Shares)                        S&P 500
                     17.55%**                             16.88%

               --------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                             [PLOT POINTS TO COME]


                                   Smith Barney
                                Appreciation Fund
                                  (Class A Shares)              S&P 500 Index
--------------------------------------------------------------------------------
1983                                      $ 35,309                 $ 33,964
Beirut bombing

1984                                        35,957                   36,095
Iran/Iraq conflict

1985                                        48,332                   47,544
U.S. becomes debtor nation
Gramm-Rudman Act

1986                                        57,915                   56,420
Tax reform
Bombing of Libya

1987                                        61,986                   59,383
Market correction

1988                                        70,270                   69,220
RJR Nabisco buyout

1989                                        91,035                   91,117
Collapse of high-yield bond market
Berlin Wall falls

1990                                        90,792                   88,288
Iraq invasion of Kuwait


1991                                       115,250                  115,131
U.S. recession

1992                                       122,499                  116,376
Riots in Los Angeles

1993                                       132,462                  128,073
World Trade Center terrorist bombing
Passage of NAFTA

1994                                       131,442                  129,758
Orange County bankruptcy

1995                                       169,895                  178,460
Dow rises above 4000, then 5000

1996                                       202,803                  219,414
Dow rises above 6500

1997                                       236,501                  264,614
Dow rises above 7000

     charges and fees were incurred by shareholders investing in other classes. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

** Please note that this figure assumes reinvestment of all dividends and capital gains distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares, which would have reduced the Fund's performance.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           7

================================================================================
Schedule of Investments (unaudited)                                June 30, 1997
================================================================================

    SHARES                        SECURITY                           VALUE
================================================================================
COMMON STOCKS -- 83.8%
AEROSPACE -- 1.0%
    421,000         Boeing Co.                                       $22,339,313
    175,000         Lockheed Martin Corp.                             18,123,438
--------------------------------------------------------------------------------
                                                                      40,462,751
--------------------------------------------------------------------------------
Airlines -- 0.0%
     66,100         Midwest Express, Inc.                              1,809,487
--------------------------------------------------------------------------------
Auto Parts and Accessories -- 0.7%
    425,000         Goodyear Tire & Rubber Co.                        26,907,813
--------------------------------------------------------------------------------
Automobile -- 1.7%
    500,000         Chrysler Corp.                                    16,406,250
    900,000         General Motors Corp.                              50,118,750
--------------------------------------------------------------------------------
                                                                      66,525,000
--------------------------------------------------------------------------------
Banking -- 3.7%
    100,000         Barnett Banks, Inc.                                5,250,000
    700,000         Chase Manhattan Bank Corp.                        67,943,750
    250,000         First Virginia Banks, Inc.                        15,078,125
    350,000         National City Corp.                               18,375,000
    155,000         Wells Fargo & Co.                                 41,772,500
--------------------------------------------------------------------------------
                                                                     148,419,375
--------------------------------------------------------------------------------
Beverage, Food and Tobacco -- 1.9%
    300,000         Conagra, Inc.                                     19,237,500
    350,000         CPC International, Inc.                           32,309,375
    500,000         McDonald's Corp.                                  24,156,250
--------------------------------------------------------------------------------
                                                                      75,703,125
--------------------------------------------------------------------------------
Broadcasting -- 0.2%
    375,000         Scandinavian Broadcasting Systems+                 8,343,750
--------------------------------------------------------------------------------
Chemicals -- 4.1%
    350,000         Cabot Corp.++                                      9,931,250
    800,000         E.I. du Pont de Nemours & Co.                     50,300,000
    400,000         Hercules, Inc.                                    19,150,000
    800,000         IMC Global, Inc.++                                28,000,000
  1,075,000         Olin Corp.                                        41,992,188
    200,000         Raychem Corp.                                     14,875,000
--------------------------------------------------------------------------------
                                                                     164,248,438
--------------------------------------------------------------------------------
Consumer Products -- 5.8%
    275,000         American Greeting Co., Class A Shares             10,209,375
    515,000         Dal-Tile International, Inc.                       9,559,686
    650,000         Eastman Kodak Co.                                 49,887,500
    150,000         Gillette Co.                                      14,212,500
    800,000         Kimberly-Clark Corp.                              39,800,000
    700,000         Newell Co.                                        27,737,500
    175,000         Procter & Gamble Co.++                            24,718,750
    200,000         Stanley Works                                      8,000,000
    230,000         Unilever NV                                       50,140,000
--------------------------------------------------------------------------------
                                                                     234,265,311
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                        1997-Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                                June 30, 1997
================================================================================

    SHARES                        SECURITY                           VALUE
================================================================================
DIVERSIFIED - CONGLOMERATE -- 6.6%
    600,000         Allied Signal, Inc.                              $50,400,000
  1,300,000         General Electric Co.++                            84,987,500
    400,000         Host Marriott Services Corp.+                      4,700,000
    700,000         Minnesota Mining & Manufacturing Co.              71,400,000
    400,000         Rockwell International Corp                       23,600,000
    500,000         Tyco International Ltd.++                         34,781,250
--------------------------------------------------------------------------------
                                                                     269,868,750
--------------------------------------------------------------------------------
Electrical Equipment -- 1.9%
    109,300         Elsag Bailey Process Co.++                         2,008,388
    450,000         Emerson Electric Co.                              24,778,125
    400,000         Honeywell, Inc.                                   30,350,000
    500,000         Johnson Controls, Inc.                            20,531,250
--------------------------------------------------------------------------------
                                                                      77,667,763
--------------------------------------------------------------------------------
Entertainment and Leisure -- 2.1%
    100,000         Dick Clark Productions, Inc.+                      1,325,000
    600,000         Walt Disney Co.                                   48,150,000
    500,000         Time-Warner, Inc.                                 24,125,000
    400,000         Viacom, Inc.                                      12,000,000
--------------------------------------------------------------------------------
                                                                      85,600,000
--------------------------------------------------------------------------------
Environmental Control -- 1.0%
  1,200,000         Waste Management, Inc.                            38,550,000
--------------------------------------------------------------------------------
Financial Services -- 5.4%
    800,000         American Express Co.++                            59,600,000
    600,000         Associated First Capital                          33,300,000
  1,350,000         Fannie Mae                                        58,893,750
    550,000         Household International                           64,590,625
--------------------------------------------------------------------------------
                                                                     216,384,375
--------------------------------------------------------------------------------
Healthcare - Drugs & Hospital Supplies -- 10.8%
    700,000         Abbott Laboratories, Inc.                         46,725,000
    850,000         American Home Products Corp.                      65,025,000
    125,000         Amgen, Inc.+                                       7,265,625
    775,000         Bristol-Myers Squibb & Co.                        62,775,000
    125,000         Eli Lily & Co.                                    13,664,062
  1,400,000         Johnson & Johnson                                 90,125,000
    900,000         Merck and Co., Inc.                               93,150,000
    350,000         Novartis Inc., ADR                                28,076,562
    325,000         Smithkline Beecham                                29,778,125
--------------------------------------------------------------------------------
                                                                     436,584,374
--------------------------------------------------------------------------------
Insurance -- 7.9%
  1,950,000         Allstate Corp.                                   142,350,000
    250,000         American International Group, Inc.                37,343,750
    700,000         Chubb Corp.                                       46,812,500
    175,000         CNA Financial Corp.+                              18,451,563
    160,000         General RE Corp.                                  29,120,000
    300,000         Leucadia National Corp.++                          9,281,250

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                            9

================================================================================
Schedule of Investments (unaudited)                                June 30, 1997
================================================================================

    SHARES                        SECURITY                           VALUE
================================================================================
Insurance -- 7.9% (continued)
    475,000         St. Paul Cos. Inc.                               $36,218,750
--------------------------------------------------------------------------------
                                                                     319,577,813
--------------------------------------------------------------------------------
Metals -- 0.6%
    200,000         Alumax Inc.                                        7,587,500
    200,000         Aluminum Company of America, Inc.                 15,075,000
--------------------------------------------------------------------------------
                                                                      22,662,500
--------------------------------------------------------------------------------
Office Equipment & Supplies -- 2.5%
  1,300,000         Xerox Corp.                                      102,537,500
--------------------------------------------------------------------------------
Oil & Gas - Service & Drilling -- 2.5%
    275,000         Barrett Resources Corp.                            8,232,813
    300,000         Enron Corp.++                                     12,243,750
    275,000         Halliburton Co.++                                 21,793,750
    300,000         Nobel Affiliates, Inc.                            11,606,250
    250,000         Sonat, Inc.                                       12,812,500
    900,000         Union Pacific Resources Group, Inc.               22,387,500
    250,000         Williams Co.                                      10,937,500
--------------------------------------------------------------------------------
                                                                     100,014,063
--------------------------------------------------------------------------------
Oil - Domestic -- 1.3%
    500,000         Amerada Hess Corp.                                27,781,250
    550,000         Ashland, Inc.                                     25,506,250
--------------------------------------------------------------------------------
                                                                      53,287,500
--------------------------------------------------------------------------------
Oil - International -- 5.7%
    800,000         Amoco Corp.                                       69,550,000
    550,000         Exxon Corp.                                       33,825,000
  1,250,000         Mobil Corp.                                       87,343,750
    760,000         Royal Dutch Petroleum Co., ADR++                  41,325,000
--------------------------------------------------------------------------------
                                                                     232,043,750
--------------------------------------------------------------------------------
Paper and Paper Products -- 0.8%
    100,000         Champion International Co.                         5,525,000
    425,000         Mead Corp.                                        26,456,250
--------------------------------------------------------------------------------
                                                                      31,981,250
-------------------------------------------------------------------------------
Publishing -- 2.5%
    400,000         Dow Jones & Co.++                                 16,075,000
    500,000         Gannett Co.                                       49,375,000
    950,000         Meredith Corp.++                                  27,550,000
    200,000         New York Times Co., Class A Shares                 9,900,000
--------------------------------------------------------------------------------
                                                                     102,900,000
--------------------------------------------------------------------------------
Real Estate -- 0.7%
     39,800         Forest City Enterprises, Inc.                      1,900,450
    310,000         St. Joe Corp.                                     25,962,500
--------------------------------------------------------------------------------
                                                                      27,862,950
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                       1997-Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                                June 30, 1997
================================================================================

    SHARES                        SECURITY                           VALUE
================================================================================
Retail -- 2.4%
    300,000         Gap, Inc.++                                      $11,662,500
    750,000         J.C. Penney, Inc.++                               39,140,625
  1,400,000         Wal-Mart Stores, Inc.                             47,337,500
--------------------------------------------------------------------------------
                                                                      98,140,625
--------------------------------------------------------------------------------
Technology -- 6.2%
    150,000         First Data, Inc.++                                 6,590,625
    750,000         Hewlett-Packard Co.                               42,000,000
    655,000         Imation Corp.                                     17,275,625
    400,000         Intel Corp.                                       56,725,000
    600,000         International Business Machines Corp.++           54,112,500
    150,000         Microsoft Corp.+                                  18,956,250
    350,000         Texas Instruments, Inc.                           29,421,875
    700,000         Thermo Electron Corp.                             23,800,000
--------------------------------------------------------------------------------
                                                                     248,881,875
--------------------------------------------------------------------------------
Telephone - Communications -- 3.5%
    600,000         Ameritech Corp.                                   40,762,500
    600,000         Bell Atlantic++                                   45,525,000
  1,300,000         GTE Corp.                                         57,037,500
--------------------------------------------------------------------------------
                                                                     143,325,000
--------------------------------------------------------------------------------
Transportation -- 0.3%
    300,000         Wisconsin Central Transmission, Inc.              11,175,000
--------------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Cost-- $2,230,856,335)                        3,385,730,138
================================================================================
      FACE
     AMOUNT                       SECURITY                                                     VALUE
==========================================================================================================
REPURCHASE AGREEMENTS -- 16.2%
  $307,156,000      Chase Securities Corp., 5.745% due 7/1/97;
                    Proceeds at maturity -- $307,205,017; (Fully
                    collateralized by U.S. Treasury Notes, 6.250% due 6/30/02;
                    Market value-- $313,299,441)                                               307,156,000
   349,543,000      Goldman Sachs, 5.790% due 7/1/97;
                    Proceeds at maturity -- $349,599,218; (Fully
                      collateralized by U.S. Treasury Notes, 6.125% due 12/31/01;
                             Market value-- $356,749,512)                                      349,543,000
----------------------------------------------------------------------------------------------------------
                    TOTAL REPURCHASE AGREEMENTS
                    (Cost -- $656,699,000)                                                     656,699,000
==========================================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $2,887,555,335*)                                               $4,042,429,138
==========================================================================================================

+    Non-income producing security.

++   A portion of the security is on loan (See Note 5).

*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           11

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 1997
================================================================================

ASSETS:
     Investments, at value (Cost $2,230,856,335)                  $3,385,730,138
     Repurchase agreements, at value (Cost $656,699,000)             656,699,000
     Cash and cash equivalents (Note 5)                              188,993,145
     Receivable for Fund shares sold                                   2,488,444
     Receivable for securities sold                                    2,738,115
     Dividends and interest receivable                                 4,268,134
--------------------------------------------------------------------------------
     Total Assets                                                  4,240,916,976
--------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities loaned (Note 5)                          188,992,800
     Payable for securities purchased                                  7,196,144
     Investment advisory fees payable                                  1,412,232
     Distribution fees payable                                           514,924
     Administration fees payable                                         508,440
     Accrued expenses                                                    414,049
--------------------------------------------------------------------------------
     Total Liabilities                                               199,038,589
--------------------------------------------------------------------------------
Total Net Assets                                                  $4,041,878,387
================================================================================
NET ASSETS:
     Par value of capital shares                                  $      270,067
     Capital paid in excess of par value                           2,376,279,883
     Undistributed net investment income                              24,813,039
     Accumulated net realized gain from security transactions        485,641,595
     Net unrealized appreciation of investments                    1,154,873,803
--------------------------------------------------------------------------------
Total Net Assets                                                  $4,041,878,387
================================================================================
Shares Outstanding:
     Class A                                                         159,183,918
     ---------------------------------------------------------------------------
     Class B                                                          88,855,060
     ---------------------------------------------------------------------------
     Class C                                                           2,439,066
     ---------------------------------------------------------------------------
     Class Y                                                           7,443,534
     ---------------------------------------------------------------------------
     Class Z                                                          12,145,009
     ---------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                       $15.00
     ---------------------------------------------------------------------------
     Class B*                                                             $14.89
     ---------------------------------------------------------------------------
     Class C**                                                            $14.89
     ---------------------------------------------------------------------------
     Class Y (and redemption price)                                       $15.04
     ---------------------------------------------------------------------------
     Class Z (and redemption price)                                       $15.05
     ---------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
     (net asset value plus 5.26% of net asset value per share)            $15.79
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                       1997 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)       For the Six Months Ended June 30, 1997
================================================================================

INVESTMENT INCOME:
     Dividends                                                     $ 32,271,278
     Interest                                                        14,969,579
     Less: Foreign withholding tax                                     (288,883)
--------------------------------------------------------------------------------
     Total Investment Income                                         46,951,974
--------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 2)                                       8,944,994
     Investment advisory fees (Note 2)                                8,005,927
     Administration fees (Note 2)                                     2,938,175
     Shareholder and system servicing fees                            1,862,865
     Shareholder communications                                         205,781
     Custody                                                             66,945
     Registration fees                                                   66,943
     Audit and legal                                                     24,795
     Directors' fees                                                     12,397
     Other                                                                3,620
--------------------------------------------------------------------------------
     Total Expenses                                                  22,132,442
--------------------------------------------------------------------------------
Net Investment Income                                                24,819,532
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
     Realized Gain From Security Transactions
     (excluding short-term securities):
         Proceeds from sales                                      1,170,910,696
         Cost of securities sold                                    766,996,378
--------------------------------------------------------------------------------
     Net Realized Gain                                              403,914,318
--------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
         Beginning of period                                      1,008,760,123
         End of period                                            1,154,873,803
--------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                        146,113,680
--------------------------------------------------------------------------------
Net Gain on Investments                                             550,027,998
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $574,847,530
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           13

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 1997 (unaudited) and the Year Ended December 31, 1996

                                                       1997           1996
================================================================================
OPERATIONS:
     Net investment income                         $ 24,819,532    $ 41,854,488
     Net realized gain                              403,914,318     272,194,030
     Increase in net unrealized appreciation        146,113,680     254,549,008
--------------------------------------------------------------------------------
Increase in Net Assets From Operations              574,847,530     568,597,526
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                   --     (42,986,059)
     Net realized gains                                      --    (283,582,979)
--------------------------------------------------------------------------------
     Decrease in Net Assets From
         Distributions to Shareholders                       --    (326,569,038)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares               257,969,768     394,471,394
     Net asset value of shares issued for
         reinvestment of dividends                           --     308,650,791
     Cost of shares reacquired                     (277,367,445)   (525,373,906)
--------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
         Fund Share Transactions                    (19,397,677)    177,748,279
--------------------------------------------------------------------------------
Increase in Net Assets                              555,449,853     419,776,767
NET ASSETS:
     Beginning of period                          3,486,428,534   3,066,651,767
--------------------------------------------------------------------------------
     End of period*                              $4,041,878,387  $3,486,428,534
================================================================================
* Includes undistributed (overdistributed)
  net investment income of:                         $24,813,039         $(6,493)
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                      1997 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney Appreciation Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers in the securities; U.S. government and agency obligations are valued at the mean between the closing bid and asked prices on each day; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value;
(d) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the earlier of the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income is recorded on the accrual basis;
(f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement
   and Other Transactions

Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser of the Fund. The Fund pays SBMFM an investment advisory fee calculated at the annual rate of 0.55% on the Fund's average daily net assets up to $250 million; 0.513% on the next $250 million; 0.476% on the next $500 million; 0.439% on the next $1 billion; 0.402% on the next $1 billion; and 0.365% on average daily net assets in excess of $3 billion. This fee is calculated daily and paid monthly.

SBMFM also serves as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% on the Fund's average daily net assets up to $250 million; 0.187% on the next $250 million; 0.174% on the next $500 million; 0.161% on the next $1 billion; 0.148% on the next $1 billion and 0.135% on the average daily net assets in excess of $3 billion. This fee is calculated daily and paid monthly.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           15

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the six months ended June 30, 1997, SB received brokerage commissions of $260,952 and sales charges of approximately $1.1 million on sales of the Fund's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the six months ended June 30, 1997, CDSCs paid to SB were approximately:

                                                  Class B         Class C
================================================================================
CDSCs                                             $660,000        $5,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for each class. For the six months ended June 30, 1997, total Distribution Plan fees were as follows:

                                  Class A         Class B         Class C
================================================================================
Distribution Plan Fees          $2,755,619       $6,038,020      $151,355
================================================================================

All officers and one Director of the Fund are employees of SB.

3. Investments

During the six months ended June 30, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                   $ 964,389,179
--------------------------------------------------------------------------------
Sales                                                       1,170,910,696
================================================================================


At June 30, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                               $1,165,054,077
Gross unrealized depreciation                                  (10,180,274)
--------------------------------------------------------------------------------
Net unrealized appreciation                                 $1,154,873,803
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian take possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary between 2% and 5% depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At June 30, 1997, the Fund loaned common stocks having a value of approximately $184,539,116 and received cash collateral of $188,992,800 for the loan.



--------------------------------------------------------------------------------
16                                      1997 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

6. Capital Shares

At June 30, 1997, the Fund had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights except that each class bears expenses specifically related to the distribution of its shares.

At June 30, 1997, total paid-in capital amounted to the following for each class:

                                                  Amount
================================================================================
Class A                                       $1,258,391,084
--------------------------------------------------------------------------------
Class B                                          860,103,132
--------------------------------------------------------------------------------
Class C                                           29,970,002
--------------------------------------------------------------------------------
Class Y                                           96,937,598
--------------------------------------------------------------------------------
Class Z                                          131,148,134
================================================================================


Transactions in shares of each class were as follows:

                                                                Six Months Ended                            Year Ended
                                                                 June 30, 1997                           December 31, 1996*
                                                       --------------------------------           ----------------------------------
                                                        Shares                Amount                 Shares             Amount
====================================================================================================================================
Class A
Shares sold                                             6,515,410         $  89,946,114             9,260,907         $ 117,695,953
Shares issued on reinvestment                                --                    --              15,028,456           194,134,793
Shares redeemed                                       (10,723,958)         (147,802,266)          (23,277,287)         (296,148,846)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                (4,208,548)        $ (57,856,152)            1,012,076         $  15,681,900
====================================================================================================================================
Class B
Shares sold                                             8,936,348         $ 123,215,354            14,063,585         $ 177,522,362
Shares issued on reinvestment                                --                    --               7,590,786            97,239,506
Shares redeemed                                        (8,625,204)         (118,611,590)          (16,308,833)         (206,058,028)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                              311,144         $   4,603,764             5,345,538         $  68,703,840
====================================================================================================================================
Class C
Shares sold                                               846,182         $  11,665,419             1,107,577         $  14,081,521
Shares issued on reinvestment                                --                    --                 170,128             2,180,889
Shares redeemed                                          (398,074)           (5,429,826)             (520,423)           (6,647,865)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                              448,108         $   6,235,593               757,282         $   9,614,545
====================================================================================================================================
Class Y
Shares sold                                             1,753,082         $  24,042,118             5,690,452         $  72,895,480
Shares issued on reinvestment                                --                    --                    --                    --
Shares redeemed                                              --                    --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                            1,753,082         $  24,042,118             5,690,452         $  72,895,480
====================================================================================================================================
Class Z
Shares sold                                               658,842         $   9,100,763               982,703         $  12,276,078
Shares issued on reinvestment                                --                    --               1,164,767            15,095,603
Shares redeemed                                          (401,160)           (5,523,763)           (1,289,446)          (16,519,167)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                              257,682         $   3,577,000               858,024         $  10,852,514
====================================================================================================================================

* For Class Y shares, transactions are for the period from January 30, 1996 (inception date) to December 31, 1996.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           17

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class A Shares                                      1997(1)         1996         1995(2)       1994          1993(2)       1992
====================================================================================================================================
Net Asset Value, Beginning of Period                $12.85         $11.90        $10.15        $11.01        $10.66        $10.26
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment income                             0.11           0.19          0.20          0.16          1.15          0.18
    Net realized and unrealized gain (loss)           2.04           2.09          2.75         (0.24)         0.72          0.46
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   2.15           2.28          2.95         (0.08)         0.87          0.64
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                               --          (0.19)        (0.20)        (0.18)        (0.16)        (0.15)
    Net realized gains                                  --          (1.14)        (1.00)        (0.60)        (0.36)        (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     --          (1.33)        (1.20)        (0.78)        (0.52)        (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $15.00         $12.85        $11.90        $10.15        $11.01        $10.66
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                         16.73%++       19.25%        29.26%        (0.77)%        8.13%         6.29%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                $2,388         $2,100        $1,933        $1,690        $1,579        $1,712
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                          0.95%+         1.00%         1.02%         1.02%         1.03%         0.88%
    Net investment income                             1.58+          1.52          1.71          1.61          1.35          1.58
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 24%            62%           57%           52%           52%           21%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
    paid on equity transactions (3)                  $0.06          $0.06         $0.06            --            --            --
====================================================================================================================================
Class B Shares                                      1997(1)         1996         1995(2)        1994         1993(2)      1992(2)(4)
====================================================================================================================================
Net Asset Value Beginning of Period                 $12.81         $11.88        $10.14        $11.00        $10.65        $10.55
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment income                             0.05           0.08          0.11          0.13          0.06          0.01
    Net realized and unrealized gain (loss)           2.03           2.08          2.74         (0.29)         0.73          0.34
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   2.08           2.16          2.85         (0.16)         0.79          0.35
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                               --          (0.09)        (0.11)        (0.10)        (0.08)        (0.16)
    Net realized gains                                  --          (1.14)        (1.00)        (0.60)        (0.36)        (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    --           (1.23)        (1.11)        (0.70)        (0.44)        (0.25)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $14.89         $12.81        $11.88        $10.14        $11.00        $10.65
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                         16.24%++       18.29%        28.29%        (1.53)%        7.38%         3.28%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                $1,323         $1,134          $988          $761        $1,286        $1,122
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                          1.74%+         1.78%         1.77%         1.80%         1.83%         1.82%+
    Net investment income                             0.79+          0.74          0.96          0.83          0.56          0.64+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 24%            62%           57%           52%           52%           21%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
    paid on equity transactions (3)                  $0.06          $0.06         $0.06            --            --            --
====================================================================================================================================

(1)  For the six months ended June 30, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) As of September 1995, the SECinstituted new guidelines requiring the disclosure of average commissions per share.

(4)  For the period from November 6, 1992 (inception date) to December 31, 1992.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


--------------------------------------------------------------------------------
18                                       1997 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class C Shares                                      1997(1)         1996         1995(2)        1994         1993(2)(3)
====================================================================================================================================
Net Asset Value, Beginning of Period                $12.81         $11.88        $10.14        $11.00       $10.99
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment income                             0.05           0.09          0.11          0.10          0.07
    Net realized and unrealized gain (loss)           2.03           2.08          2.74         (0.25)         0.38
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   2.08           2.17          2.85         (0.15)         0.45
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                               --          (0.10)        (0.11)        (0.11)        (0.08)
    Net realized gains                                  --          (1.14)        (1.00)        (0.60)        (0.36)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     --          (1.24)        (1.11)        (0.71)        (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $14.89         $12.81        $11.88        $10.14        $11.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                         16.24%++       18.34%        28.29%        (1.41)%        4.09%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $36,319        $25,505       $14,653        $5,040        $2,214
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                          1.73%+         1.77%         1.77%         1.66%         1.68%+
    Net investment income                              0.80+          0.75         0.96          0.98          0.71+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 24%            62%           57%           52%           52%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
    paid on equity transactions(4)                    $0.06         $0.06         $0.06            --            --
====================================================================================================================================

(1)  For the six months ended June 30, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)  For the period from February 4, 1993 (inception date) to December 31, 1993.

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           19

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class Y Shares                                            1997(1)        1996(2)
================================================================================
Net Asset Value, Beginning of Period                       $12.86        $12.10
--------------------------------------------------------------------------------
Income From Operations:
    Net investment income                                    0.12          0.23
    Net realized and unrealized gain                         2.06          1.89
--------------------------------------------------------------------------------
Total Income From Operations                                 2.18          2.12
--------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                                      --         (0.22)
    Net realized gains                                         --         (1.14)
--------------------------------------------------------------------------------
Total Distributions                                            --         (1.34)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $15.04        $12.86
--------------------------------------------------------------------------------
Total Return++                                              16.95%        17.65%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                         $111,921       $73,196
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                                 0.60%         0.66%
    Net investment income                                    1.93          2.06
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                        24%           24%
--------------------------------------------------------------------------------
Average commissions per share
    paid on equity transactions                             $0.06          $0.06
================================================================================

(1)  For the six months ended June 30, 1997 (unaudited).

(2)  For the period from January 30, 1996 (inception date) to December 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
20                                       1997 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class Z Shares                                 1997(1)        1996           1995(2)          1994           1993(2)       1992(3)
====================================================================================================================================

Net Asset Value, Beginning of Period           $12.87        $11.91          $10.16          $11.02          $10.66       $10.55
------------------------------------------------------------------------------------------------------------------------------------

Income (Loss) From Operations:
    Net investment income                        0.13          0.24            0.23            0.20            0.19         0.03
    Net realized and unrealized gain (loss)      2.05          2.09            2.75           (0.24)           0.71         0.33
------------------------------------------------------------------------------------------------------------------------------------

Total Income (Loss) From Operations              2.18          2.33            2.98           (0.04)           0.90         0.36
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
    Net investment income                          --         (0.23)          (0.23)          (0.22)          (0.18)       (0.16)
    Net realized gains                             --         (1.14)          (1.00)          (0.60)          (0.36)       (0.09)
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                --         (1.37)          (1.23)          (0.82)          (0.54)       (0.25)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                 $15.05        $12.87          $11.91          $10.16          $11.02       $10.66
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                    16.94%++      19.66%          29.52%          (0.41)%          8.47%        3.38%++
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (000s)             $182,764      $153,034        $131,357        $101,532        $157,876     $151,427
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
    Expenses                                     0.60%+        0.64%           0.77%           0.64%           0.66%        0.80%+
    Net investment income                        1.93+         1.88            1.96            1.99            1.73         1.66+
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                            24%           62%             57%             52%             52%          21%
------------------------------------------------------------------------------------------------------------------------------------

Average commissions per share
    paid on equity transactions(4)              $0.06         $0.06           $0.06              --              --           --
====================================================================================================================================


(1)  For the six months ended June 30, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)  For the period from November 6, 1992 (inception date) to December 31, 1992.

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           21

Smith Barney
Appreciation Fund Inc.


Directors                              Investment Adviser
Herbert Barg                           Smith Barney Mutual Funds Management Inc.
Alfred Bianchetti
Martin Brody                           Distributors
Dwight Crane                           Smith Barney Inc.
Burt N. Dorsett                        PFS Distributors, Inc.
Elliot S. Jaffe
Stephen Kaufman                        Custodian
Joseph McCann                          PNC Bank, N.A.
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

James C. Crisona, Emeritus             Shareholder Servicing Agent
                                       First Data Investor Services Group, Inc.
                                       P.O. Box 9134
                                       Boston, MA 02205-9134


Officers
Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer    This report is for the information of
                                       shareholders of Smith Barney
Harry D. Cohen                         Appreciation Fund Inc., but it may also
Vice President and Investment Officer  be used as sales literature when preceded or accompanied by the current
Thomas M. Reynolds                     prospectus, which gives details about
Controller                             charges, expenses, investment objectives
                                       and operating policies of the Fund. If
Christina T. Sydor                     used as sales material after September
Secretary                              30, 1997, this report must be
                                       accompanied by performance information
                                       for the most recently completed calendar quarter.




                                       SMITH BARNEY
                                       -----------------------------------------

                                          A Member of TravelersGroup [LOGO]

                                       Smith Barney Appreciation Fund Inc.
                                       Smith Barney Mutual Funds
                                       388 Greenwich Street
                                       New York, New York 10013



                                       FD0404   8/97